SCHEDULE OF REVENUES MAIN CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue, Major Customer [Line Items]
Revenues	$ 128	$ 123	$ 240	$ 224
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues	74	77	104	104
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues		3		72
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues		43		44
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues			40
Customers [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 74	$ 123	$ 144	$ 220